Related Party Transactions - Summary of Common Shares Outstanding and Percentage Control of the Company (Detail) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 19, 2018
Disclosure of transactions between related parties [line items]
Number of Shares		39,907,681	21,675,849	419,888,250
Percentage of ownership		100.00%	100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Number of Shares		60,168	65,428
Percentage of ownership		0.15%	0.30%
Key management personnel of entity or parent [member] | John Schellhorn [member]
Disclosure of transactions between related parties [line items]
Number of Shares		294	294
Percentage of ownership		0.00%	0.00%
Key management personnel of entity or parent [member] | David McNally [member]
Disclosure of transactions between related parties [line items]
Number of Shares		4,167	4,167
Percentage of ownership		0.01%	0.02%
Key management personnel of entity or parent [member] | Stephen Randall [member]
Disclosure of transactions between related parties [line items]
Number of Shares		22,993	21,643
Percentage of ownership		0.06%	0.10%
Key management personnel of entity or parent [member] | John Barker [member]
Disclosure of transactions between related parties [line items]
Number of Shares		32,714	31,714
Percentage of ownership		0.08%	0.15%
Key management personnel of entity or parent [member] | Bruce Wolff [member]
Disclosure of transactions between related parties [line items]
Number of Shares	[1]		7,610
Percentage of ownership	[1]		0.03%

[1]	Bruce Wolff retired as a Director effective May 29, 2019